Income taxes (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Effective income tax rate	0.00%	1.00%	2.00%